Investments - Ownership Percentages and Carrying Value Principal Equity Method Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments	$ 846	$ 794
LG Magna e-Powertrain Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%
Carrying value of equity method investments	$ 269	298
Litens Automotive Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	76.70%
Carrying value of equity method investments	$ 299	262
Hubei HAPM MAGNA Seating Systems Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.90%
Carrying value of equity method investments	$ 159	140
BAIC BluePark Magna Automobile Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	49.00%
Carrying value of equity method investments	$ 109	$ 99